RELATED PARTY TRANSACTIONS (Details 2) - Donations [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fundacion Corpgroup Centro Cultural [Member]
Disclosure of transactions between related parties [line items]
Description	Donations	Donations
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 1,302	$ 1,373
Fundacion Descubreme [Member]
Disclosure of transactions between related parties [line items]
Description	Donations	Donations
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 200	$ 173
Fundacion de Inclusion Social Aprendamos [Member]
Disclosure of transactions between related parties [line items]
Description	Donations	Donations
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 167	$ 152
Fundacion Itau [Member]
Disclosure of transactions between related parties [line items]
Description	Donations	Donations	Donations
Balance Asset (Liability)
Effect on statement of income
Effect on statement of expense	$ 5	$ 5	$ 336